Subsequent Events (Details) - shares	12 Months Ended
	Sep. 30, 2021	Nov. 02, 2021
Subsequent Events (Details) [Line Items]
Short term bank loan, description	The Company refinanced its loans with its banks subsequent to the expiration of the loans disclosed in Note 10 – Short-term Borrowings by repaying bank loans of $ $16,975,043 and borrowing a total of $ $15,358,372 and for the period from October 1, 2021 to January 31, 2022. Those loans have interest rate ranges from 4% to 5% and are maturing within one year. The Company had no default of payment during the subsequent period.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued		65,232